UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 101.9%
U.S. Government & Government Sponsored Agency Obligations - 81.5%
Federal Farm Credit Bank
3/20/13 (a)	0.127%	$50,000	$49,985,383
1/28/13	0.140%	10,500	10,497,743
2/04/13 (a)	0.175%	1,250	1,249,873
11/01/12	0.180%	30,000	30,001,197
7/29/13 (a)	0.195%	2,135	2,134,798
8/22/12 (a)	0.197%	30,000	29,999,649
4/24/13 (a)	0.197%	50,000	49,996,258
7/24/13 (a)	0.217%	1,825	1,825,132
3/15/13 (a)	0.219%	2,000	2,000,518
9/16/13 (a)	0.219%	4,610	4,610,604
5/28/13 (a)	0.235%	1,500	1,500,263
11/19/13 (a)	0.237%	4,890	4,892,060
2/22/13 (a)	0.237%	2,115	2,115,244
11/18/13 (a)	0.238%	5,050	5,051,744
8/13/12 (a)	0.239%	13,075	13,075,411
8/28/12 (a)	0.245%	32,800	32,802,452
1/15/14 (a)	0.249%	4,000	4,000,614
11/13/12 (a)	0.259%	37,365	37,378,523
6/12/13 (a)	0.259%	2,000	2,000,889
9/07/12 (a)	0.266%	10,000	10,000,206
12/13/12 (a)	0.269%	12,900	12,902,515
12/16/13 (a)	0.269%	5,250	5,252,762
9/20/12 (a)	0.277%	29,028	29,034,170
7/22/13 (a)	0.277%	6,400	6,404,952
1/15/13 (a)	0.289%	9,700	9,703,373
4/26/13 (a)	0.294%	1,785	1,786,199
12/06/13 (a)	0.296%	4,161	4,165,115
6/26/13 (a)	0.304%	10,685	10,694,807
9/17/12 (a)	0.322%	1,300	1,300,234
10/01/12 (a)	0.345%	800	800,125
1/25/13 (a)	0.396%	2,700	2,701,947
11/02/12	0.400%	2,060	2,061,178
2/21/13	1.750%	7,100	7,160,748
10/17/12	4.500%	29,575	29,844,569
10/11/12	4.700%	2,000	2,017,649
10/12/12	4.820%	2,000	2,018,211
Federal Farm Credit Discount Notes
10/25/12	0.120%	7,000	6,998,017
Federal Home Loan Bank
8/28/12	0.110%	47,500	47,498,166
8/13/12	0.130%	41,000	40,999,769
10/26/12	0.140%	50,000	49,997,339
10/18/12	0.150%	3,475	3,474,947
10/26/12	0.150%	35,000	34,999,753
2/06/13	0.150%	90,500	90,476,379
10/11/12	0.160%	50,000	49,997,090
1/24/13	0.160%	13,185	13,182,845
2/13/13	0.160%	9,200	9,198,026

	Yield*	Principal Amount (000)	U.S. $ Value
2/13/13	0.170%	$50,000	$49,993,414
12/27/12 (a)	0.174%	6,200	6,199,251
1/30/13	0.180%	2,005	2,004,980
11/01/12 (a)	0.185%	48,000	48,000,010
10/26/12	0.190%	75,000	75,003,726
2/12/13	0.190%	1,900	1,899,849
2/15/13	0.190%	9,400	9,399,504
10/26/12 (a)	0.194%	77,500	77,503,908
11/26/12 (a)	0.194%	54,000	53,996,533
11/23/12 (a)	0.197%	2,250	2,249,978
10/05/12	0.200%	28,900	28,902,592
1/04/13	0.210%	6,000	6,000,387
1/23/13 (a)	0.213%	50,000	50,000,000
10/24/12	0.220%	2,000	2,000,216
10/26/12	0.220%	1,970	1,970,171
8/28/12	0.230%	50,000	50,004,385
11/14/13 (a)	0.247%	25,000	25,001,424
12/11/13 (a)	0.248%	50,000	50,000,000
8/17/12	0.250%	50,000	50,002,793
1/03/14 (a)	0.271%	50,000	49,985,606
3/08/13 (a)	0.320%	35,000	34,997,741
4/05/13 (a)	0.330%	5,190	5,190,000
12/20/12 (a)	0.378%	37,890	37,919,853
8/22/12	0.875%	25,225	25,235,685
10/25/12	0.875%	2,000	2,003,364
1/16/13	1.500%	50,280	50,580,615
10/30/12	1.735%	12,100	12,146,706
8/22/12	1.750%	19,350	19,367,778
9/14/12	2.000%	28,610	28,673,534
10/10/12	4.625%	30,935	31,197,238
Federal Home Loan Bank Discount Notes
8/01/12	0.115%	50,000	50,000,000
8/03/12	0.120%	75,000	74,999,499
9/12/12	0.125%	21,500	21,496,865
9/05/12	0.130%	30,000	29,996,208
9/07/12	0.130%	15,000	14,997,996
10/16/12	0.140%	27,300	27,291,931
10/01/12	0.145%	25,000	24,993,858
10/03/12	0.150%	45,000	44,988,187
Federal Home Loan Mortgage Corp.
11/02/12 (a)	0.185%	39,410	39,406,743
9/13/13 (a)	0.189%	50,000	49,997,612
2/04/13 (a)	0.195%	45,024	45,023,194
5/03/13 (a)	0.196%	4,550	4,549,492
6/03/13 (a)	0.196%	25,800	25,798,343
6/17/13 (a)	0.198%	9,900	9,900,077
8/10/12 (a)	0.206%	35,000	34,999,831
3/21/13 (a)	0.207%	57,360	57,369,934
11/04/13 (a)	0.215%	97,630	97,653,648
8/28/12	1.000%	22,350	22,364,055
1/09/13	1.375%	79,908	80,321,252
9/21/12	2.125%	59,789	59,952,144
1/15/13	4.500%	2,547	2,596,985

	Yield*	Principal Amount (000)	U.S. $ Value
10/25/12	4.625%	$42,142	$42,578,073
8/20/12	5.500%	59,379	59,544,872
Federal Home Loan Mortgage Discount Notes
10/03/12	0.140%	19,958	19,953,111
10/10/12	0.140%	19,000	18,994,828
10/16/12	0.140%	25,000	24,992,611
10/25/12	0.140%	21,400	21,392,926
1/03/13	0.145%	50,000	49,968,785
10/11/12	0.150%	25,000	24,992,604
10/01/12	0.160%	39,822	39,811,204
Federal National Mortgage Association
11/08/13 (a)	0.216%	110,500	110,522,659
11/14/13 (a)	0.219%	2,000	2,000,273
8/12/13 (a)	0.239%	1,000	1,000,321
8/23/12 (a)	0.267%	184,690	184,702,084
11/23/12 (a)	0.267%	15,810	15,814,309
12/28/12 (a)	0.275%	1,700	1,700,706
10/18/12 (a)	0.278%	50,740	50,753,634
9/17/12 (a)	0.278%	148,590	148,614,568
9/13/12 (a)	0.370%	9,000	9,002,347
5/17/13 (a)	0.376%	24,150	24,184,987
12/20/12 (a)	0.428%	1,700	1,701,692
10/30/12	0.500%	36,945	36,975,726
9/24/12	0.625%	5,500	5,503,704
8/10/12	1.750%	14,785	14,790,871
2/12/13	3.625%	12,830	13,061,796
2/25/13	4.250%	5,000	5,114,103
11/19/12	4.750%	7,882	7,989,440
Federal National Mortgage Association Discount Notes
9/05/12	0.130%	18,434	18,431,670
10/10/12	0.140%	7,700	7,697,904
10/15/12	0.140%	100,000	99,970,834
8/29/12	0.145%	50,000	49,994,362
1/09/13	0.155%	9,580	9,573,359
U.S. Treasury Bill
8/09/12	0.082%	100,000	99,998,078
8/16/12	0.083%	50,000	49,998,281
8/02/12	0.085%	100,000	99,999,764
8/23/12	0.091%	100,000	99,994,163
10/25/12	0.098%	100,000	99,976,980
10/04/12	0.110%	50,000	49,990,222
10/18/12	0.115%	100,000	99,975,084
8/30/12	0.137%	50,000	49,994,482
1/10/13	0.137%	100,000	99,938,350
1/17/13	0.141%	100,000	99,933,808
11/15/12	0.147%	100,000	99,956,864
1/31/13	0.147%	100,000	99,925,684
U.S. Treasury Notes
1/15/13	1.375%	150,000	150,827,234
8/15/12	4.375%	50,000	50,081,787

			4,847,839,685

	Principal Amount (000)	U.S. $ Value
Repurchase Agreements - 20.4%
Bank of America 0.16%, dated 7/31/12 due 8/01/12 in the amount of $150,000,667 (collateralized by $139,609,190 U.S. Treasury Bond and U.S. Treasury Note, 0.625% to 3.875%, due 7/15/14 to 8/15/40, value $153,000,089)	$150,000	$150,000,000
Barclays Capital 0.12%, dated 7/19/12 due 08/03/12 in the amount of $100,005,000 (collateralized by $125,187,000 RFCSP Strip Principles, Resolution Funding Strips, and Federal National Mortgage Association, zero coupon to 0.60% due 7/24/15 to 4/15/30, value $102,000,854)	100,000	100,000,000
Barclays Capital 0.15%, dated 7/23/12 due 8/07/12 in the amount of $100,006,250 (collateralized by $98,086,700 U.S. Treasury Bond and U.S. Treasury Note, 0.25% to 5.125% due 10/15/12 to 2/15/40, value $102,000,037)	100,000	100,000,000
Credit Suisse 0.15%, dated 7/31/12 due 8/01/12 in the amount of $110,000,458 (collateralized by $112,000,000 U.S. Treasury Note, 0.375%, due 7/31/13, value $112,201,607)	110,000	110,000,000
Deutsche Bank 0.16%, dated 7/17/12 due 8/01/12 in the amount of $100,006,667 (collateralized by $81,020,900 U.S. Treasury Bond, U.S. Treasury Inflation Index, and U.S. Treasury Note, 0.25% to 7.125%, due 9/30/13 to 5/15/37, value $102,000,064)	100,000	100,000,000
Deutsche Bank 0.16%, dated 7/25/12 due 8/08/12 in the amount of $100,006,222 (collateralized by $72,602,900 U.S. Treasury Bond and U.S. Treasury Note, 0.375% to 8.50%, due 3/15/14 to 2/15/20, value $102,197,529)	100,000	100,000,000
HSBC Bank USA 0.15%, dated 7/31/12 due 8/01/12 in the amount of $130,000,542 (collateralized by $124,055,000 U.S. Treasury Note, 1.875%, due 8/31/17, value $132,600,584)	130,000	130,000,000
JPMorgan Securities, Inc. 0.17%, dated 7/31/12 due 8/01/12 in the amount of $100,000,472 (collateralized by $102,855,000 U.S. Treasury Note, 0.875%, due 7/31/19, value $102,003,357)	100,000	100,000,000
Mizuho Securities USA 0.16%, dated 7/31/12 due 8/01/12 in the amount of $175,000,778 (collateralized by $168,848,400 U.S. Treasury Inflation Index and U.S. Treasury Note, 0.125% to 3.875%, due 2/15/13 to 2/15/40, value $178,500,100)	175,000	175,000,000
UBS Financial Services 0.16%, dated 7/31/12 due 8/01/12 in the amount of $145,900,648 (collateralized by $149,082,400 U.S. Treasury Note, 0.25%, due 7/15/15, value $148,818,062)	145,900	145,900,000

		1,210,900,000

U.S. $ Value
Total Investments - 101.9% (cost $6,058,739,686)(b)	$6,058,739,685
Other assets less liabilities - (1.9)%	(111,875,803)

Net Assets - 100.0%	$5,946,863,882

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2012.
(b)	As of July 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$—	$4,847,839,685	$—	$4,847,839,685
Repurchase Agreements	—	1,210,900,000	—	1,210,900,000

Total*	$—	$6,058,739,685	$—	$6,058,739,685

*	There were no transfers between Level 1 and Level 2 during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012